Commitments and contingent liabilities - Capital expenditure (Details) £ in Thousands	Sep. 30, 2024 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 26
Plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	24
Leasehold improvements
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 2